Other Fixed Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Property Plant And Equipment [Line Items]
Depreciation expense	$ 15,776	$ 15,177
Net book value at beginning of period	22,909
Net book value at end of period	28,832
Land
Property Plant And Equipment [Line Items]
Cost at beginning of period	9,036
Additions	0
Disposals	0
Cost at end of period	9,036
Accumulated depreciation at beginning of period	0
Depreciation expense	0
Disposals	0
Accumulated depreciation at end of period	0
Net book value at beginning of period	9,036
Net book value at end of period	9,036
Buildings
Property Plant And Equipment [Line Items]
Cost at beginning of period	3,459
Additions	0
Disposals	0
Cost at end of period	3,459
Accumulated depreciation at beginning of period	(519)
Depreciation expense	(62)
Disposals	0
Accumulated depreciation at end of period	(581)
Net book value at beginning of period	2,940
Net book value at end of period	2,878
Other
Property Plant And Equipment [Line Items]
Cost at beginning of period	13,196
Additions	7,863
Disposals	(33)
Cost at end of period	21,026
Accumulated depreciation at beginning of period	(2,263)
Depreciation expense	(1,878)
Disposals	33
Accumulated depreciation at end of period	(4,108)
Net book value at beginning of period	10,933
Net book value at end of period	16,918
Total
Property Plant And Equipment [Line Items]
Cost at beginning of period	25,691
Additions	7,863
Disposals	(33)
Cost at end of period	33,521
Accumulated depreciation at beginning of period	(2,782)
Depreciation expense	(1,940)
Disposals	33
Accumulated depreciation at end of period	(4,689)
Net book value at beginning of period	22,909
Net book value at end of period	$ 28,832